Prepaid Expenses and Other Assets - Schedule of Prepaid Expenses and Other Assets (Details)		Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)
Schedule of Prepaid Expenses and Other Assets [Abstract]
Prepaid marketing expenses – current	[1]	$ 3,286,530
Prepaid marketing expenses – non-current	[1]	1,917,143
Prepayment for purchase of intangible assets – non-current	[2]	2,000,000
Other prepaid expenses – current		828,973		679,882
Advances to staff		75,172		84,611
Deposits – current	[3]	823,201		673,864
Deposits – non-current	[3]	545,680
Others				151,902
Prepaid expenses and other current assets		9,476,699		1,590,259
Prepaid expenses and other assets – current		5,013,876	$ 645,011	1,590,259
Prepaid expenses and other assets – non-current		$ 4,462,823	$ 574,122

[1]	Mainly related to marketing activities which are used to promote and market the Group’s brand name as steps to expand the business.
[2]	Mainly consist of fees prepaid for system development which are used to improve internal working efficiency. The service provider was reviewing the enterprise resource planning system being used by the Group, and will propose improvement suggestion.
[3]	Deposits consist of deposits paid to utility service providers such as power and water supplies, landlords of the leased properties, and management offices of the leased or owned properties. The deposits are refundable upon termination or expiry of corresponding services and rental.